Cover	Nov. 12, 2024	Nov. 09, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 12, 2024
Entity Registrant Name		ENERGY FOCUS, INC/DE
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36583
Entity Tax Identification Number		94-3021850
Entity Address, Address Line One		32000 Aurora Road Suite B
Entity Address, City or Town		Solon,
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		44139
City Area Code		440
Local Phone Number		715-1300
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		EFOI
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0000924168
Amendment Flag		false